First Trust Morningstar Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments
March 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS – 82.3%
$1,000,000	U.S. Treasury Bill (a)	(b)	04/02/19	$999,934
500,000	U.S. Treasury Bill (a)	(b)	04/11/19	499,671
250,000	U.S. Treasury Bill (a)	(b)	04/18/19	249,721
250,000	U.S. Treasury Bill (a)	(b)	04/18/19	249,721
1,000,000	U.S. Treasury Bill (a)	(b)	04/25/19	998,444
500,000	U.S. Treasury Bill (a)	(b)	05/02/19	498,991
2,000,000	U.S. Treasury Bill (a)	(b)	05/09/19	1,995,018
300,000	U.S. Treasury Bill (a)	(b)	05/16/19	299,116
500,000	U.S. Treasury Bill (a)	(b)	05/16/19	498,527
1,500,000	U.S. Treasury Bill (a)	(b)	05/23/19	1,494,930
1,500,000	U.S. Treasury Bill (a)	(b)	06/27/19	1,491,508
	Total U.S. Treasury Bills			9,275,581
	(Cost $9,275,119)

Shares	Description	Value
MONEY MARKET FUNDS – 4.4%
500,000	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.30% (c)	500,000
	(Cost $500,000)
	Total Investments – 86.7%	9,775,581
	(Cost $9,775,119) (d)
	Net Other Assets and Liabilities – 13.3%	1,494,379
	Net Assets – 100.0%	$11,269,960
The following futures contracts of the Fund’s wholly-owned subsidiary were open at March 31, 2019:
Futures Contracts Long:	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
CAC 40® 10 Euro Index Futures	3	$175,464	Jun–19	$(909)
Gold 100 Oz. Futures	4	519,400	Jun–19	(8,154)
Live Cattle Futures	4	190,400	Jun–19	(3,765)
Natural Gas Futures	14	372,680	Apr–19	(19,600)
S&P 500 E-mini Futures	9	1,276,988	Jun–19	4,313
S&P TSX 60 IX Futures	1	143,241	Jun–19	1,051
SPI 200 Index Futures	1	109,543	Jun–19	(231)
		$2,787,716		$(27,295)
Futures Contracts Short:
Australian Dollar Currency Futures	2	$(142,180)	Jun–19	$(220)
British Pound Currency Futures	5	(408,000)	Jun–19	2,781
Canadian Dollar Currency Futures	2	(150,060)	Jun–19	(75)
Coffee “C” Futures	3	(109,181)	Jul–19	275
Copper Futures	3	(220,200)	May–19	(2,500)
Corn Futures	19	(338,675)	May–19	25,928
Cotton No. 2 Futures	3	(116,415)	May–19	(9,264)
DAX MINI Index Futures	3	(194,082)	Jun–19	143
Euro FX Currency Futures	11	(1,552,169)	Jun–19	13,544
FTSE 100 Index Futures	2	(187,852)	Jun–19	(4,428)
FTSE MIB Index Futures	1	(116,331)	Jun–19	(3,847)
IBEX 35 Index Futures	1	(103,071)	Apr–19	(868)
Japanese Yen Currency Futures	3	(340,444)	Jun–19	(888)
Kansas City Hard Red Winter Wheat Futures	3	(64,500)	May–19	5,087
NIKKEI 225 (OSE) Futures	2	(382,748)	Jun–19	5,594
Silver Futures	2	(151,100)	May–19	2,140

First Trust Morningstar Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Futures Contracts Short: (Continued)	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Soybean Futures	9	$(397,914)	May–19	$18,061
Soybean Meal Futures	6	(183,900)	May–19	3,070
Soybean Oil Futures	6	(102,096)	May–19	3,852
Sugar #11 (World) Futures	10	(140,336)	Apr–19	9,128
Swiss Franc Currency Futures	2	(252,850)	Jun–19	(2,350)
Wheat Futures	4	(91,550)	May–19	6,419
		$(5,745,654)		$71,582
	Total	$(2,957,938)		$44,287

(a)	All or a portion of this security is segregated as collateral for open futures contracts.
(b)	Zero coupon bond.
(c)	Rate shown reflects yield as of March 31, 2019.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $101,852 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $57,103. The net unrealized appreciation was $44,749. The amounts presented are inclusive of derivative contracts.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows:
ASSETS TABLE
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$ 9,275,581	$ —	$ 9,275,581	$ —
Money Market Funds	500,000	500,000	—	—
Total Investments	9,775,581	500,000	9,275,581	—
Futures Contracts	101,386	101,386	—	—
Total	$ 9,876,967	$ 601,386	$ 9,275,581	$—
LIABILITIES TABLE
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (57,099)	$ (57,099)	$ —	$ —

Additional Information
First Trust Morningstar Managed Futures Strategy Fund (FMF)
March 31, 2019 (Unaudited)
Licensing Information
First Trust Morningstar Managed Futures Strategy Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. Morningstar makes no representation or warranty, express or implied, to the owners of the First Trust Morningstar Managed Futures Strategy Fund or any member of the public regarding the advisability of investing in securities generally or in the First Trust Morningstar Managed Futures Strategy Fund in particular or the ability of the Morningstar® Diversified Futures IndexSM to track general stock market performance. Morningstar’s only relationship to First Trust is the licensing of certain service marks and service names of Morningstar and of the Morningstar® Diversified Futures IndexSM which is determined, composed and calculated by Morningstar without regard to First Trust or the First Trust Morningstar Managed Futures Strategy Fund. Morningstar has no obligation to take the needs of First Trust or the owners of First Trust Morningstar Managed Futures Strategy Fund into consideration in determining, composing or calculating the Morningstar® Diversified Futures IndexSM. Morningstar is not responsible for and has not participated in the determination of the prices and amount of the First Trust Morningstar Managed Futures Strategy Fund or the timing of the issuance or sale of the First Trust Morningstar Managed Futures Strategy Fund or in the determination or calculation of the equation by which the First Trust Morningstar Managed Futures Strategy Fund is converted into cash. Morningstar has no obligation or liability in connection with the administration, marketing or trading of the First Trust Morningstar Managed Futures Strategy Fund.
MORNINGSTAR, INC. DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR® DIVERSIFIED FUTURES INDEXSM OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR SHALL NOT HAVE LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. MORNINGSTAR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OR USERS OF THE FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MORNINGSTAR® FUTURES INDEXSM OR ANY DATA INCLUDED THEREIN. MORNINGSTAR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MORNINGSTAR® DIVERSIFIED FUTURES INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORNINGSTAR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.